UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 02280)

Exact name of registrant as specified in charter:	Putnam Convertible Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2016

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments:

Putnam Convertible Securities Fund

The fund's portfolio
7/31/16 (Unaudited)

CONVERTIBLE BONDS AND NOTES (66.2%)(a)
			Principal amount	Value

Automotive (1.1%)

Navistar International Corp. cv. sr. unsec. sub. bonds 4.75%, 4/15/19			$6,436,000	$4,018,478

Tesla Motors, Inc. cv. sr. unsec. sub. notes 1.25%, 3/1/21			4,045,000	3,552,016

				7,570,494
Biotechnology (4.6%)

ARIAD Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 3.625%, 6/15/19			6,280,000	7,842,150

BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.50%, 10/15/20			5,439,000	7,193,078

Emergent BioSolutions, Inc. cv. sr. unsec. unsub. bonds 2.875%, 1/15/21			3,135,000	3,916,791

Incyte Corp. cv. sr. unsec. notes 1.25%, 11/15/20			1,345,000	2,503,381

Medicines Co. (The) cv. sr. unsec. notes 2.50%, 1/15/22			3,220,000	4,228,263

Merrimack Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 4.50%, 7/15/20			2,734,000	3,185,110

United Therapeutics Corp. cv. sr. unsec. notes 1.00%, 9/15/16			905,000	2,288,519

				31,157,292
Broadcasting (1.4%)

Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23			8,801,000	9,340,061

				9,340,061
Capital goods (1.1%)

Dycom Industries, Inc. 144A cv. sr. unsec. sub. notes 0.75%, 9/15/21			6,235,000	7,337,816

				7,337,816
Commercial and consumer services (5.4%)

Euronet Worldwide, Inc. cv. sr. unsec. bonds 1.50%, 10/1/44			5,289,000	6,469,108

Huron Consulting Group, Inc. cv. sr. unsec. unsub. notes 1.25%, 10/1/19			4,526,000	4,627,835

Macquarie Infrastructure Corp. cv. sr. unsec. sub. notes 2.875%, 7/15/19			6,560,000	7,589,100

Priceline Group, Inc. (The) cv. sr. unsec. Bonds 0.90%, 9/15/21			7,205,000	7,452,672

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1.00%, 3/15/18			6,896,000	10,214,700

				36,353,415
Communications equipment (0.8%)

Ciena Corp. 144A cv. sr. unsec. notes 3.75%, 10/15/18			3,249,000	3,858,188

Novatel Wireless, Inc. cv. sr. unsec. unsub. notes 5.50%, 6/15/20			2,166,000	1,642,099

				5,500,287
Computers (7.4%)

Akamai Technologies, Inc. cv. sr. unsec. bonds zero %, 2/15/19			3,709,000	3,609,321

Avid Technology, Inc. cv. sr. unsec. notes 2.00%, 6/15/20			5,874,000	4,354,103

Brocade Communications Systems, Inc. cv. company guaranty sr. unsec. notes 1.375%, 1/1/20			6,630,000	6,526,406

Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19			9,175,000	10,751,953

Electronics For Imaging, Inc. cv. sr. unsec. unsub. bonds 0.75%, 9/1/19			6,125,000	6,580,547

Infinera Corp. 144A cv. sr. unsec. unsub. bonds 1.75%, 6/1/18			3,552,000	3,685,200

ServiceNow, Inc. cv. sr. unsec. unsub. bonds zero %, 11/1/18			3,395,000	4,003,978

Synchronoss Technologies, Inc. cv. sr. unsec. notes 0.75%, 8/15/19			4,582,000	4,750,961

Verint Systems, Inc. cv. sr. unsec. notes 1.50%, 6/1/21			6,329,000	5,941,349

				50,203,818
Conglomerates (1.1%)

Siemens Financieringsmaatschappij NV cv. company guaranty sr. unsec. bonds 1.65%, 8/16/19 (Netherlands)			6,750,000	7,367,625

				7,367,625
Construction (0.7%)

Cemex SAB de CV cv. unsec. sub. notes 3.75%, 3/15/18 (Mexico)			4,340,000	4,849,950

				4,849,950
Consumer finance (0.3%)

Encore Capital Group, Inc. cv. company guaranty sr. unsec. bonds 3.00%, 7/1/20			2,618,000	2,079,674

				2,079,674
Electronics (10.5%)

GT Advanced Technologies, Inc. cv. sr. unsec. sub. notes 3.00%, 12/15/20(F)			2,944,000	294

Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39			8,075,000	13,793,109

Microchip Technology, Inc. cv. sr. unsec. sub. bonds 1.625%, 2/15/25			11,697,000	13,941,362

Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43			6,270,000	5,055,188

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1.625%, 2/15/33			2,198,000	3,033,240

NVIDIA Corp. cv. sr. unsec. bonds 1.00%, 12/1/18			5,401,000	15,274,703

NXP Semiconductors NV cv. sr. unsec. bonds 1.00%, 12/1/19			8,229,000	9,144,476

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2.625%, 12/15/26			4,746,000	5,075,254

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20			2,135,000	2,004,231

TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20			3,495,000	4,080,413

				71,402,270
Energy (oil field) (0.6%)

SEACOR Holdings, Inc. cv. sr. unsec. unsub. bonds 2.50%, 12/15/27			3,928,000	3,815,070

				3,815,070
Entertainment (1.7%)

Live Nation Entertainment, Inc. cv. sr. unsec. bonds 2.50%, 5/15/19			10,653,000	11,332,129

				11,332,129
Financial (0.9%)

Radian Group, Inc. cv. sr. unsec. notes 2.25%, 3/1/19			4,880,000	6,167,100

				6,167,100
Health-care services (2.6%)

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2.75%, 6/15/18			5,682,000	5,699,756

HealthSouth Corp. cv. sr. unsec. sub. notes 2.00%, 12/1/43			4,759,000	5,811,929

Medidata Solutions, Inc. cv. sr. unsec. notes 1.00%, 8/1/18			5,418,000	6,315,356

				17,827,041
Manufacturing (0.5%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4.50% (2 1/4s, 11/15/19) 11/15/29(STP)			5,171,000	3,471,034

				3,471,034
Media (1.3%)

Liberty Interactive, LLC cv. sr. unsec. unsub. bonds 0.75%, 3/30/43			7,369,000	8,490,105

				8,490,105
Medical technology (2.1%)

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/17 (China) (In default)(F)(NON)			3,213,000	257,040

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/15/16 (China) (In default)(F)(NON)			3,544,000	248,080

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2.00% (0s, 3/1/18) 3/1/42(STP)			4,390,000	5,964,913

Nevro Corp. cv. sr. unsec. unsub. notes 1.75%, 6/1/21			1,828,000	2,050,788

Wright Medical Group, Inc. cv. sr. unsec. notes 2.00%, 2/15/20			5,606,000	5,665,564

				14,186,385
Oil and gas (1.9%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2.25%, 12/15/38			6,599,000	5,518,414

Stone Energy Corp. cv. company guaranty sr. unsec. sub. notes 1.75%, 3/1/17 (In default)(NON)			5,345,000	3,207,000

Whiting Petroleum Corp. cv. company guaranty sr. unsec. unsub. notes 1.25%, 4/1/20 (acquired various dates from 3/24/15 to 10/1/15, cost $4,780,516)(RES)			5,042,000	3,904,399

				12,629,813
Pharmaceuticals (3.6%)

Impax Laboratories, Inc. cv. sr. unsec. notes 2.00%, 6/15/22			8,495,000	7,799,472

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21 (Ireland)			11,131,000	12,160,618

Teligent, Inc. cv. sr. unsec. notes 3.75%, 12/15/19			4,570,000	4,410,050

				24,370,140
Real estate (2.1%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5.25%, 12/1/18(R)			6,240,000	6,727,500

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.00%, 1/15/19(R)			6,825,000	7,405,125

				14,132,625
Retail (0.6%)

GNC Holdings, Inc. 144A cv. company guaranty sr. unsec. notes 1.50%, 8/15/20			4,763,000	3,911,614

				3,911,614
Semiconductor (3.3%)

Cypress Semiconductor Corp. 144A cv. sr. unsec. notes 4.50%, 1/15/22			2,836,000	3,156,823

Integrated Device Technology, Inc. 144A cv. sr. unsec. unsub. notes 0.875%, 11/15/22			4,675,000	4,710,063

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			1,523,000	2,144,574

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2.625%, 5/15/41			4,815,000	12,735,675

				22,747,135
Shipping (1.3%)

Atlas Air Worldwide Holdings, Inc. cv. sr. unsec. bonds 2.25%, 6/1/22			1,790,000	1,766,506

Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2.375%, 7/1/19			8,811,000	6,784,470

				8,550,976
Software (2.5%)

Proofpoint, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/15/20			4,877,000	5,733,523

Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19			6,190,000	7,594,356

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5.25%, 5/15/18			3,545,000	3,598,175

				16,926,054
Technology services (4.6%)

Fidelity National Financial, Inc. cv. sr. unsec. unsub. notes 4.25%, 8/15/18			2,935,000	6,075,450

j2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29			6,115,000	7,131,619

salesforce.com, Inc. cv. sr. unsec. unsub. notes 0.25%, 4/1/18			6,605,000	8,681,447

Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21			4,740,000	4,257,113

Yahoo!, Inc. cv. sr. unsec. bonds zero %, 12/1/18			5,285,000	5,255,272

				31,400,901
Telecommunications (0.4%)

CalAmp Corp. cv. sr. unsec. notes 1.625%, 5/15/20			2,860,000	2,674,100

Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27 (In default)(F)(NON)			5,121,000	512

				2,674,612
Tobacco (0.9%)

Vector Group, Ltd. cv. sr. unsec. sub. FRN 2.50%, 1/15/19			4,355,000	6,235,916

				6,235,916
Transportation services (0.9%)

Echo Global Logistics, Inc. cv. sr. unsec. notes 2.50%, 5/1/20			6,286,000	6,187,773

				6,187,773

Total convertible bonds and notes (cost $426,035,688)				$448,219,125

CONVERTIBLE PREFERRED STOCKS (28.1%)(a)
			Shares	Value

Automotive (0.8%)

Fiat Chrysler Automobiles NV Ser. FCAU, $7.875 cv. pfd. (Italy)			88,298	$5,502,069

				5,502,069
Banking (3.6%)

Bank of America Corp. Ser. L, 7.25% cv. pfd.			6,060	7,287,150

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.(S)			12,618	16,829,258

				24,116,408
Consumer (0.6%)

Stanley Black & Decker, Inc. $6.25 cv. pfd.			31,710	3,983,727

				3,983,727
Electric utilities (2.5%)

Dominion Resources, Inc./VA $3.188 cv. pfd.			111,643	5,821,066

Exelon Corp. $3.25 cv. pfd.			219,668	10,998,777

				16,819,843
Financial (0.9%)

AMG Capital Trust II $2.575 cv. pfd.			115,790	6,375,687

				6,375,687
Food (1.6%)

Tyson Foods, Inc. $2.375 cv. pfd.			131,783	10,625,663

				10,625,663
Health-care services (1.0%)

Anthem, Inc. $2.63 cv. pfd.			149,899	6,669,007

				6,669,007
Insurance (0.8%)

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)			105,197	5,391,346

				5,391,346
Investment banking/Brokerage (0.6%)

Mandatory Exchangeable Trust 144A $5.75 cv. pfd.(NON)			40,044	4,233,051

				4,233,051
Manufacturing (0.8%)

Belden, Inc. $6.75 cv. pfd.(NON)			50,506	5,351,616

				5,351,616
Oil and gas (1.5%)

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.			3,717	148,680

Hess Corp. $2.00 cv. pfd.(S)			88,805	5,854,026

Southwestern Energy Co. Ser. B, $3.125 cv. pfd.			117,678	3,924,561

				9,927,267
Pharmaceuticals (5.3%)

Allergan PLC Ser. A, 5.50% cv. pfd.			24,170	21,664,538

Teva Pharmaceutical Industries, Ltd. 7.00% cv. pfd. (Israel)			15,943	14,117,527

				35,782,065
Power producers (0.5%)

Dynegy, Inc. $7.00 cv. pfd.(NON)			32,928	3,209,492

				3,209,492
Real estate (2.1%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			265,512	9,355,156

iStar, Inc. $2.25 cv. pfd.(R)			106,950	5,159,268

				14,514,424
Regional Bells (1.0%)

Frontier Communications Corp. Ser. A, $11.125 cum. cv. pfd.			69,435	6,874,065

				6,874,065
Telecommunications (4.5%)

American Tower Corp. $5.50 cv. pfd.(R)			116,265	12,963,548

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.(R)			55,712	6,432,508

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.			143,571	11,202,843

				30,598,899

Total convertible preferred stocks (cost $181,262,406)				$189,974,629

COMMON STOCKS (1.3%)(a)
			Shares	Value

Alphabet, Inc. Class C(NON)			3,735	$2,871,431

Amazon.com, Inc.(NON)			3,215	2,439,574

Brazil Ethanol, Inc. 144A (Units)(F)(NON)			312,500	31

DISH Network Corp. Class A(NON)			27,215	1,453,825

GT Advanced Technologies, Inc.(F)(NON)			476	5

Gulfport Energy Corp.(NON)			69,600	2,024,664

Total common stocks (cost $10,538,414)				$8,789,530

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

GT Advanced Technologies, Inc.(F)	3/17/19	$0.00	487	$5

GT Advanced Technologies, Inc.(F)	3/17/19	0.00	331	3

Total warrants (cost $91,926)				$8

SHORT-TERM INVESTMENTS (4.6%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.62%(d)			4,695,500	$4,695,500

Putnam Short Term Investment Fund 0.44%(AFF)			26,167,617	26,167,617

Total short-term investments (cost $30,863,117)				$30,863,117

TOTAL INVESTMENTS

Total investments (cost $648,791,551)(b)				$677,846,409

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2015 through July 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $677,175,688.
(b)	The aggregate identified cost on a tax basis is $650,803,462, resulting in gross unrealized appreciation and depreciation of $72,532,632 and $45,489,685, respectively, or net unrealized appreciation of $27,042,947.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $3,904,399, or 0.6% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$43,173,386	$199,454,928	$216,460,697	$88,495	$26,167,617
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $4,695,500, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,645,627.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,453,825	$—	$—
Consumer cyclicals	2,439,574	—	—
Energy	2,024,664	—	31
Technology	2,871,431	—	5
Total common stocks	8,789,494	—	36
Convertible bonds and notes	—	447,713,199	505,926
Convertible preferred stocks	9,778,587	180,196,042	—
Warrants	—	—	8
Short-term investments	26,167,617	4,695,500	—

Totals by level	$44,735,698	$632,604,741	$505,970

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Transfers between Level 1 and Level 2 during the reporting period, totaling$17,871,852, are the result of changing to a pricing service as the source for the securities prices. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$8	$—

Total	$8	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)		500

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2016